Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
	December 31,
	2016	2015
	U.S. Dollars
Bank balances	19,740	30,743
Restricted cash	-	90

	19,740	30,833

Cash and Cash Equivalents, Currencies
The Company’s cash and cash equivalent balance at December 31, 2016 and 2015 is denominated in the following currencies:

	December 31,
	2016	2015
	U.S. Dollars
US Dollars	15,209	26,703
Euro	1,548	770
Chinese RMB	1,211	640
New Israeli Shekels	1,054	2,002
Other currencies	718	718

	19,740	30,833